ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) Reclassifications out of AOCI (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									$ 227.1	$ 68.6	$ 75.8
Net Earnings - basic									760.9	490.1	882.6
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	$ 219.0	$ 246.1	$ 222.7	$ 169.9	$ 70.4	$ 169.2	$ 195.9	$ 83.5	857.7	519.0	$ 457.3
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									7.4	6.8
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(7.5)	(11.7)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									2.8	(3.4)
Net Earnings - basic									(5.1)	(7.5)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(7.9)	(10.9)
Selling, General and Administrative Expenses [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									(3.2)	(4.4)
Cost of Sales [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax									(14.9)	(18.5)
Cost of Sales [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									$ (4.7)	$ (6.5)